Fair Value Measurements (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Fair value measurement on a recurring basis
Fair value measurements
Assets measured at fair value			¥ 0
Fair value measurement on a non-recurring basis
Fair value measurements
Fair value adjustment	$ 0	¥ 0	¥ 0
Estimate fair value measurement
Fair value measurements
Assets measured at fair value		5,090
Estimate fair value measurement | Fair value measurement on a recurring basis
Fair value measurements
Equity investment with readily determinable fair value		5,090
Estimate fair value measurement | Level 2
Fair value measurements
Assets measured at fair value		5,090
Estimate fair value measurement | Level 2 | Fair value measurement on a recurring basis
Fair value measurements
Equity investment with readily determinable fair value		5,090
Fair value adjustment
Fair value measurements
Assets measured at fair value		90
Fair value adjustment | Fair value measurement on a recurring basis
Fair value measurements
Equity investment with readily determinable fair value		¥ 90